March 31, 2014



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           1
First Quarter
Report 2014
















               Volumetric Fund, Inc.

                     (Logo)











To our shareholders:

    Volumetric Fund's net asset value (NAV) advanced 2.5% in the first quarter of 2014. Our NAV has appreciated $0.51 from $20.39 to $20.90 during this period. Our cash position was 26% at the end of the first quarter. Volumetric Fund outperformed the Standard & Poor 500 and all other major indices during the first quarter. Also, as indicated in the table below, Volumetric has substantially outperformed the market indices, ever since the introduction of the 'Volume and Range' system in 2000.


    			   First Quarter              Since
    		       		  2014  	   9/1/2000*
Volumetric Fund             + 2.5%                  + 95.8%
S&P 500 Index               + 1.3                   + 23.1
NYSE Index                  + 1.2                   + 47.1
Dow-Jones 30                - 0.7                   + 46.4
NASDAQ Comp.                + 0.5                   -  0.8
    *Introduction of 'Volume and Range' system

    The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in the Volumetric Fund since its inception on January 1, 1979, climbed to $262,892. This is slightly below its all-time record high of $264,275 established on March 10, 2014. This is equivalent to a 9.72% compounded growth rate since the Fund's inception 36 years ago.


PORTFOLIO REVIEW

    At the end of the first quarter we had 59 securities in our portfolio. Our average stock was up 51.7%. Our portfolio contains 55 gainers and only 4 small losers. As of March 31, our best percentage gainer was Tyson Foods with a 179% gain. Our worst performer was D.R. Hornton with an 8% loss.

    During the first quarter, we purchased 14 stocks and sold 18, as indicated below:

	Purchases: Actuant Corp., Bemis, Cigna, DR Horton, EMC, Genesee Wyoming, International Flavors & Fragrances, GEO Group, Mattel, Meredith, Pep Boys, Roper, Ross Stores, and Steris.

    Sales: ABM Industries, AmerisourceBergen, Dollar Tree Stores, DTE Energy, Freeport McMoran, Harsco Corp., International Game Technology, International Paper, Johnson & Johnson, Leucadia National, Marathon Oil, McDermott, McGraw Hill Financial, Microsoft, Patterson Corp., Valmont Industries, Verizon, and Walmart.

    The following ten stocks more then doubled and are the best gainers in our portfolio.

             TOP TEN COMMON STOCK HOLDINGS*
                    (as of 3/31/2014)

                   % of Total    % Gain

Tyson Foods		2.15%	179.1%
Alliant Techsystems	2.19	176.9
Greenbrier		2.06	147.7
Yahoo			1.76	130.9
Deckers Outdors		1.86	126.6
Ball Corp.		1.45	117.5
Mylan 			1.65	110.4
ITT Corp.		1.66	109.1
Hewlett Packard		1.71	104.3
Electronic Arts		1.53	102.8

*Indices and Exchange traded funds (ETFs) are not included


ANNUAL MEETING

	The annual meeting of shareholders will be held at 8 p.m., Thursday, June 19, 2014, at the Holiday Inn, 329 Route 303, Orangeburg, New York. Invitations and proxy statements will be sent out to shareholders in May. Shareholders of record at the close of business on April 17, 2014, are entitled to receive proxy material and an invitation to attend the meeting.

    At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and ratify the appointment of BBD, LLP, as independent registered public accounting firm of the Fund for calendar year 2014. We will also review Volumetric Fund's year to date per- formance.

    We would like to say good-bye to our distinguished board member William Behrens who will retire from the board this year. He has served on the board in numerous capacities since 1987. A new candidate for the board will be nominated next week.


PRIVACY POLICY

    According to federal law and regulations, financial institutions, including mutual funds, are required to disclose their privacy policy to their
clients and shareholders   annually. To meet this requirement, our fund's
privacy policy is described in the following paragraphs.     Volumetric
Fund and its affiliate Volumetric Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

    We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

    We limit information about you to those of our employees who are involved in servicing your account. We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.


UPDATE AND OUTLOOK

	After fluctuating sharply during the first two weeks in April, the stock market appears to stabilize. As of April 16, Volumetric Fund's NAV stood at $20.56, up 0.8% from its year end closing price. The S&P 500 index increased 0.7% and the Dow Jones Industrials declined 0.9% in the same period.

Despite the flat but volatile start in April, we remain optimistic for 2014 for the following reasons.

    1) We expect a gradual improvement in the economy and unemployment.

    2) According to the Federal Reserve's projections, interest rates will remain low through 2014. Low interest rates make stocks more attractive relative to other investments.

    We appreciate your continued support. In case you wish to add to your account, please enclose your check or money order in the prepaid envelope we sent you with the proxy. As you know, you can follow our NAV daily on our website: www.volumetric.com. Also, you may type in our ticker symbol, VOLMX, on any stock market website.

    We hope to see many of you at our annual meeting. Please do not hesitate to call us, if you have any questions.

April 17, 2014.

       Sincerely,


/s/ Gabriel Gibs	   /s/ Irene Zawitkowski

Gabriel Gibs		   Irene Zawitkowski
Chairman & CEO		   President








		VOLUMETRIC FUND, INC.
	      STATEMENT OF NET ASSETS
	          MARCH 31, 2014
	            (unauditd)

Equities: 	74.0%
SHARES	COMPANY	                                VALUE
 	Aerospace/Defense: 6.3%
 4,100	Alliant Techsystems Inc.	      $582,815
 2,800	Boeing Co.	                       351,400
10,000	Flir Systems, Inc.	               360,000
 3,300	General Dynamics Corp. 	               359,436
                                            ----------
		                             1,653,651
                                            ----------
	Auto/Auto Parts: 2.3%
 2,400	O'Reilly Automotive Inc.*	       356,136
20,000	Pep Boys, Manny, Moe & Jack	       254,400
                                            ----------
		                               610,536
                                            ----------
	Building/Construction: 1.8%
10,000	DR Horton	                       216,550
13,400	Pulte Group, Inc.	               257,146
                                            ----------
		                               473,696
                                            ----------
 	Business Services: 3.6%
 3,900	CACI International Inc. Class A*       287,703
11,000	Herman Miller, Inc.	               353,430
 7,200	Paychex Inc.	                       306,720
                                            ----------
		                               947,853
                                            ----------
 	Chemicals: 3.3%
 2,983	E.I.Dupont de Nemours	               200,159
 5,200	Mosaic Co.	                       260,000
12,600	OM Group, Inc.*	                       418,572
                                            ----------
 		                               878,731
                                            ----------
	Computers, Hardware: 2.7%
14,000	Hewlett-Packard Co.	               453,040
10,000	Intel	                               258,140
                                            ----------
		                               711,180
                                            ----------
	Drugs: 4.1%
 5,098	Merck & Co. 	                       289,413
 9,000	Mylan Inc.*	                       439,470
11,500	Pfizer Inc.	                       369,380
                                            ----------
		                             1,098,263
                                            ----------
	Electrical/Semiconductor: 5.5%
16,900	Cadence Design Systems Inc.*	       262,626
16,000	Corning Inc.	                       333,120
 7,000	Dolby Laboratories, Inc. Class A*      311,500
10,000	EMC	                               274,100
20,000	Polycom Inc.*	                       274,400
                                            ----------
		                             1,455,746
                                            ----------
`	Foods/Beverage: 4.6%
 5,300	Molson Coors Brewing Co., Class B      311,958
13,000	Tyson Foods Inc., Class A	       572,130
 4,600	United Natural Foods Inc.*	       326,232
                                            ----------
		                             1,210,320
                                            ----------
	Forest Products: 2.5%
 7,700	Avery Dennison, Corp.	               390,198
 7,000	Bemis	                               274,540
                                            ----------
		                               664,738
                                            ----------
 	Indexes: 2.5%
 3,500	SPDR S&P 500 ETF Trust 	               654,535
                                            ----------
	Insurance: 3.6%
 3,300	Cigna Corp.	                       276,309
10,000	Hartford Financial Services Group Inc  352,700
 4,000	United Health Group Inc. 	       327,960
                                            ----------
		                               956,969
                                            ----------
	Internet: 2.7%
 4,700	Ebay*	                               259,628
13,000	Yahoo Inc.*	                       466,700
                                            ----------
		                               726,328
                                            ----------
	*  Non-income producing security


SHARES	COMPANY	VALUE
	Leisure: 1.5%
14,000 	Electronic Arts Inc.*	              $406,140
                                            ----------

`	Machinery: 3.7%
 7,000 	Ball Corporation	               383,880
 5,500 	Ingersoll Rand PLC	               314,875
 2,046 	Roper	                               273,161
                                            ----------
   	 	                               971,916
                                            ----------
	Medical/Health : 2.5%
 5,500 	Cardinal Health Inc.	               384,890
 5,600 	Steris	                               267,344
                                            ----------
		                               652,234
                                            ----------
   	Misc./Diversified: 4.5%
 8,100 	Actuant	                               276,615
 1,833 	Allegion PLC*	                        95,628
 11,000 Apollo Education Group*	               376,640
 10,300 ITT Corp.	                       440,428
                                            ----------
		                             1,189,711
                                            ----------
 	Oil/Energy: 1.3%
 6,300	Valero Energy Corp.	               334,656
                                            ----------
	Publishing: 1.0%
 5,700	Meredith	                       264,708
                                            ----------
	Retail: 0.9%
 3,200	Ross Stores	                       229,024
                                            ----------
	Shoes: 3.0%
 6,200	Deckers Outdoor  Corp*	               494,326
10,700	Finish Line Class A	               289,863
                                            ----------
		                               784,189
                                            ----------
	Toys: 1.1%:
 7,000	Mattel	                               280,770
                                            ----------
	Transportation/Shipping: 6.4%
 9,200	CSX Corp.	                       266,524
 2,300	Fedex Corp.	                       304,888
 2,700	Genesse Wyoming	                       262,764
12,000	Greenbrier Companies Inc.*	       547,200
13,900	Knight Transportation	               321,507
                                            ----------
		                             1,702,883
                                            ----------
	Utilities: 3.0%
 6,300	Atmos Energy Corp.	               296,919
 6,600	Piedmont Natural Gas Co.	       233,640
 6,000	Wisconsin Energy Corp.	               279,300
                                            ----------
		                               809,859
                                            ----------
TOTAL EQUITIES:
(COST:	$13,406,197)	                    19,668,236
                                            ----------
CASH EQUIVALENTS/RECEIVABLE: 26.0%
   Cash		                               187,154
   JP Morgan Chase Int Bearing Deposit Acct  6,045,397
   Dividends and interest receivable	        20,704
   Receivable from broker		       686,392
                                            ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	     6,939,647
                                            ----------
TOTAL ASSETS		                    26,607,883
   Less Liabilities		               (43,322)
                                            ----------
NET ASSETS: 100.0%		           $26,564,561
                                           ===========
VOLUMETRIC SHARES OUTSTANDING		     1,270,969
                                            ----------
NET ASSET VALUE PER SHARE		        $20.90
                                                ======
      See Notes to Financial Statements











Volumetric Fund, Inc.
---------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
Ticker: VOLMX
www.volumetric.com

Investment Adviser and
----------------------
Transfer Agent
---------------
Volumetric Advisers, Inc.
Pearl River, New York

Custodian
----------

J.P. Morgan Chase
New York, New York

Independent Registered Public
-----------------------------
Accounting Firm
---------------

BBD, LLP
Philadelphia, Pennsylvania

Board of Directors
------------------

William P. Behrens
Gabriel J. Gibs, Chairman
Josef  Haupl
Alexandre M. Olbrecht, Dr.
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer